UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	November 15, 1999

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.
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		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		65

Form 13F Information Table Value Total:	$374,633

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                      ITEM 2:  ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                      CLASS    CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                       TITLE    NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACCREDO HEALTH               COM      00437V-10-4      951         30,178.00        SOLE                SOLE
AFFYMETRIX INC               COM      00826T-10-8      394          4,000.00        SOLE                SOLE
ALEXION PHARMACEUTICALS      COM      015351-10-9      402         27,238.00        SOLE                SOLE
AMERICAN HOME PROD. CORP     COM      026609-10-7      837         20,176.00        SOLE                SOLE
AMERICAN INT'L GROUP         COM      026874-10-7    3,912         45,000.00	       SOLE		              SOLE
AMERICAN SELECT PORT. INC    COM      029570-10-8    3,961        335,290.00		      SOLE		              SOLE
AMERICAN STRAT INCM PORT II  COM      030099-10-5    7,252        634,085.00		      SOLE		              SOLE
AMERICAN STRAT PORT INC III  COM      03009T-10-1    4,956        447,984.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7    3,221        286,299.00        SOLE		              SOLE
AMERIPATH INC                COM      03071D-10-9      254         30,290.00		      SOLE		              SOLE
ANSWERTHINK CONSULT          COM      036916-10-4      113         11,763.00        SOLE                SOLE
ARTHROCARE CORP              COM      043136-10-0    2,272         41,594.00        SOLE                SOLE
BP AMOCO PLC (FKA AMOCO)     COM      055622-10-4      236          2,133.00        SOLE                SOLE
BAKER FENTRESS               COM      057213-10-0   30,407      2,181,694.00        SOLE		              SOLE
BOSTON PROPERTIES INC        COM      101121-10-1    8,040        262,000.00 		     SOLE		              SOLE
BROCADE COMMUNICATIONS       COM      111621-10-8   25,474        121,307.00        SOLE                SOLE
CV THERAPEUTICS INC          COM      126667-10-4      219         15,000.00        SOLE                SOLE
CATELLUS DEVELOPMENT CORP    COM      149111-10-6    6,108        519,800.00		      SOLE		              SOLE
COM21 INC                    COM      205937-10-5      491         37,769.00        SOLE                SOLE
CONSOLIDATED TOMOKA LP CO    COM      210226-10-6    3,773        279,404.21        SOLE                SOLE
COPPER MOUNTAIN NETWORKS     COM      217510-10-6   15,754        179,788.00        SOLE                SOLE
CORIXA CORP                  COM      21887F-10-0      234         17,387.00        SOLE                SOLE
DIGITAL GENERATION           COM      253921-10-0      134         39,699.00        SOLE                SOLE
DONNELLY R R & SONS CO       COM      257867-10-1      896         31,045.00        SOLE                SOLE
EXODUS COMMUNICATIONS INC    COM      302088-10-9      357          4,957.00        SOLE                SOLE
EXTREME NETOWRKS             COM      30225D-10-6      681         10,753.00        SOLE                SOLE
FANSTEEL INC. DEL            COM      307260-10-9      146         36,432.00		      SOLE		              SOLE
FATBRAIN                     COM      311889-10-9      299         20,000.00        SOLE                SOLE
FOREST CITY ENTERPRISES INC  CL A     345550-10-7    6,303        282,500.00		      SOLE   		           SOLE
FORTE SOFTWARE INC           COM      349546-10-1    1,355         49,271.00        SOLE                SOLE
FRANKLIN RESOURCES INC       COM      354613-10-1      306         10,000.00        SOLE                SOLE
GEORGIA GULF CORP            COM      373200-20-3      406         23,050.00		      SOLE		              SOLE
H & Q HEALTHCARE FD          SHBENINT 404052-10-2   22,935      1,405,963.00		      SOLE		              SOLE
H & Q LIFE SCIENCES INV.     SHBENINT 404053-10-0    7,926        561,163.00		      SOLE		              SOLE
HEALTHEON CORP               COM      422209-10-6    2.006         54,221.00        SOLE                SOLE
HOST MARRIOTT CORP (NEW      COM      44107P-10-4    8,234        866,700.00		      SOLE		              SOLE
IHOP CORP NEW                COM      449623-10-7    8,854        436,800.00		      SOLE		              SOLE
MMC NETWORKS INC.            COM      55308N-10-2    1,956         62,714.00        SOLE                SOLE
MEDITRUST CORP               PAIR CTF 58501T-30-6    1,866        219,487.00        SOLE		              SOLE
MORGAN STANLEY ASIA PACIFIC  COM      61744U-10-6   21,480      2,175,200.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   SHBENINT 61745P-10-6   29,927      3,627,500.00        SOLE                SOLE
MPATH INTERACTIVE            COM      62473C-10-1      937         81,477.00        SOLE                SOLE
NAB ASSET CORP               COM      628712-20-0       41        109,040.00		      SOLE		              SOLE
NORTEL NETWORKS CORP         COM      656569-10-0    1,774         34,792.00        SOLE                SOLE
NVIDIA CORP                  COM      67066G-10-4    2,037        105,815.00        SOLE                SOLE
ONYX ACCEPTANCE CORP         COM      682914-10-6      286         37,500.00        SOLE                SOLE
ORIGINAL 16 TO ONE MINE      COM      686203-10-0       24         22,500.00		      SOLE		              SOLE
PHILIP MORRIS COS.INC        COM      718154-10-7    2,206         64,512.00	       SOLE		              SOLE
PRIME GROUP REALTY TRUST     SHBENINT 74158J-10-3    4,500        300,000.00		      SOLE		              SOLE
PROMUS HOTEL CORP            COM      74342P-10-6    6,838        210,000.00		      SOLE		              SOLE
RAYONIER INC                 COM      754907-10-3    8,707        207,300.00		      SOLE		              SOLE
REDBACK NETWORKS INC         COM      757209-10-1    4,595         42,547.00        SOLE                SOLE
ROYCE FOCUS TRUST            COM      78080N-10-8    5,710      1,171,333.00        SOLE		              SOLE
ROYCE MICRO-CAP. TR INC      COM      780915-10-4    9,648      1,135,064.00	       SOLE	               SOLE
ROYCE VALUE TRUST INC        COM      780910-10-5   43,983      3,554,176.00	       SOLE		              SOLE
TRIZEC HAHN CORP             SUB VTG  896938-10-7    4,450        235,000.00		      SOLE		              SOLE
VIGNETTE CORP                COM      926734-10-4      739          8,170.00        SOLE                SOLE
VOICESTREAM WIRELESS CORP    COM      928615-10-3    7,272        117,817.00        SOLE                SOLE
WALDEN RESIDENTIAL PPTY INC  COM      931210-10-8   17,360        795,875.00		      SOLE		              SOLE
WEATHERFORD INTERNAT'L INC   COM      947074-10-0      668         20,870.00        SOLE                SOLE
WELLS FARGO & CO             COM      949746-10-1      223          5,616.00        SOLE                SOLE
WELLSFORD REAL PPTYS INC     COM      950240-10-1    9,975      1,050,832.00		      SOLE		              SOLE
WESTERN WIRELESS CORP        CLS A    95988e-20-4    6,888        153,608.00        SOLE                SOLE
WOLVERINE WORLD WIDE INC     COM      978097-10-3      156         13,743.00		      SOLE		              SOLE
TOTAL COLUMNS                                      374,633     24,978,560.21